RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 66.3	$ 87.8
Impairment reversal of non-financial assets following their repurposing and optimization	9.8	0.0
Defense and Security
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Impairment reversal of non-financial assets following their repurposing and optimization	6.8
Civil Aviation
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Impairment reversal of non-financial assets following their repurposing and optimization	3.0
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	17.6	63.5
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 48.9	$ 18.1